CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
Net loss for the year	$ (91,022)	$ (10,063)
Other comprehensive income (loss) ("OCI"), net of tax
Foreign currency translation	(6,150)	(15)
Change in fair value of financial assets designated as fair value through OCI, net of tax	(1)	(1)
Total other comprehensive income (loss), net of tax	(6,151)	(16)
Total comprehensive loss for the year	$ (97,173)	$ (10,079)